UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2015

Franklin Global Allocation Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

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Contents
Semiannual Report
Consolidated Financial Highlights and
Consolidated Statement of Investments	3
Consolidated Financial Statements	7
Notes to Consolidated Financial Statements	10
Shareholder Information	19

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2 Semiannual Report

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	FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Financial Highlights
Franklin Global Allocation Fund
	Six Months Ended
	November 30, 2015				Year Ended May 31,
	(unaudited)		2015		2014		2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.97		$11.38		$10.78		$9.53	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)		0.07		0.10	[d]	0.08	0.06
Net realized and unrealized gains (losses)	(0.08)		0.29		0.79		1.36	(0.47)
Total from investment operations	(0.09)		0.36		0.89		1.44	(0.41)
Less distributions from:
Net investment income and net foreign currency gains	(0.26)		(0.32)		(0.29)		(0.19)	(0.06)
Net realized gains	(1.47)		(0.45)		—		—	—
Total distributions	(1.73)		(0.77)		(0.29)		(0.19)	(0.06)
Net asset value, end of period	$9.15		$10.97		$11.38		$10.78	$9.53

Total return[e]	(0.81)%		3.83%		8.35%		15.22%	(4.09)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.75%		2.12%		1.89%		2.10%	2.85%
Expenses net of waiver and payments by affiliates	0.12	%g	1.25	%g	1.20	%g	1.16%	1.08%
Net investment income (loss)	(0.11)%		0.66%		0.92%[d]		0.76%	0.79%

Supplemental data
Net assets, end of period (000’s)	$9,274		$17,010		$23,509		$23,472	$18,055
Portfolio turnover rate	0.56%		49.80%		39.58%		47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 3

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Global Allocation Fund (continued)
	Six Months Ended
	November 30, 2015				Year Ended May 31,
	(unaudited)		2015		2014		2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.92		$11.27		$10.72		$9.49	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)		(0.01)		0.02	[d]	—[e]	—[e]
Net realized and unrealized gains (losses)	(0.09)		0.30		0.78		1.36	(0.48)
Total from investment operations	(0.10)		0.29		0.80		1.36	(0.48)
Less distributions from:
Net investment income and net foreign currency gains	(0.17)		(0.19)		(0.25)		(0.13)	(0.03)
Net realized gains	(1.47)		(0.45)		—		—	—
Total distributions	(1.64)		(0.64)		(0.25)		(0.13)	(0.03)
Net asset value, end of period	$9.18		$10.92		$11.27		$10.72	$9.49

Total return[f]	(0.88)%		3.07%		7.62%		14.40%	(4.77)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	2.54%		2.84%		2.62%		2.86%	3.69%
Expenses net of waiver and payments by affiliates	0.31	%h	1.97	%h	1.93	%h	1.92%	1.92%
Net investment income (loss)	(0.90)%		(0.06)%		0.19%[d]		—%[i]	(0.05)%

Supplemental data
Net assets, end of period (000’s)	$1,613		$3,866		$5,557		$6,315	$3,639
Portfolio turnover rate	0.56%		49.80%		39.58%		47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been (0.05)%.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.
iRounds to less than 0.01%.

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4 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
			CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Global Allocation Fund (continued)
	Six Months Ended
	November 30, 2015				Year Ended May 31,
	(unaudited)		2015		2014		2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.98		$11.41		$10.79		$9.53	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	—		0.10		0.12	[d]	0.09	0.06
Net realized and unrealized gains (losses)	(0.09)		0.28		0.80		1.38	(0.47)
Total from investment operations	(0.09)		0.38		0.92		1.47	(0.41)
Less distributions from:
Net investment income and net foreign currency gains	(0.28)		(0.36)		(0.30)		(0.21)	(0.06)
Net realized gains	(1.47)		(0.45)		—		—	—
Total distributions	(1.75)		(0.81)		(0.30)		(0.21)	(0.06)
Net asset value, end of period	$9.14		$10.98		$11.41		$10.79	$9.53

Total return[e]	(0.84)%		4.08%		8.62%		15.47%	(4.09)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.63%		1.87%		1.69%		1.94%	2.77%
Expenses net of waiver and payments by affiliates	0.10	%g	1.00	%g	1.00	%g	1.00%	1.00%
Net investment income (loss)	0.01%		0.91%		1.12%[d]		0.92%	0.87%

Supplemental data
Net assets, end of period (000’s)	$8,862		$10,971		$12,441		$14,511	$12,654
Portfolio turnover rate	0.56%		49.80%		39.58%		47.73%	15.34%

aFor the period September 1, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 5

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Statement of Investments, November 30, 2015 (unaudited)
Franklin Global Allocation Fund
	Country	Shares	Value
Common Stocks (Cost $154,923) 0.2%
Energy 0.2%
[a,b]Inner Mongolia Yitai Coal Co. Ltd., B	China	61,200	$44,187
Other Assets, less Liabilities 99.8%			19,704,117
Net Assets 100.0%			$19,748,304

aAt November 30, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.

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6 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin Global Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$154,923
Value - Unaffiliated issuers	$44,187
Cash	19,638,642
Receivables:
Dividends and interest	10,093
Affiliates	91,852
Total assets	19,784,774
Liabilities:
Payables:
Capital shares redeemed	7,405
Transfer agent fees	811
Reports to shareholders	6,367
Registration and filing fees	2,286
Professional fees	4,111
Accrued expenses and other liabilities	15,490
Total liabilities	36,470
Net assets, at value	$19,748,304
Net assets consist of:
Paid-in capital	$19,303,812
Distributions in excess of net investment income	(452,312)
Net unrealized appreciation (depreciation)	(112,132)
Accumulated net realized gain (loss)	1,008,936
Net assets, at value	$19,748,304
Class A:
Net assets, at value	$9,274,006
Shares outstanding	1,013,824
Net asset value per share[a]	$9.15
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.71
Class C:
Net assets, at value	$1,612,564
Shares outstanding	175,721
Net asset value and maximum offering price per share[a]	$9.18
Advisor Class:
Net assets, at value	$8,861,734
Shares outstanding	970,033
Net asset value and maximum offering price per share	$9.14

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 7

FRANKLIN TEMPLETON INTERNATIONAL TRUST
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Franklin Global Allocation Fund

Investment income:
Dividends (net of foreign taxes of $977)	$10,448
Interest	3,409
Total investment income	13,857
Expenses:
Management fees (Note 3a)	113,155
Distribution fees: (Note 3c)
Class A	6,619
Class C	9,079
Transfer agent fees: (Note 3e)
Class A	3,357
Class C	619
Class R	624
Advisor Class	2,859
Custodian fees (Note 4)	1,422
Reports to shareholders	2,717
Registration and filing fees	25,933
Professional fees	34,924
Other	18,635
Total expenses	219,943
Expense reductions (Note 4)	(20)
Expenses waived/paid by affiliates (Note 3f and 3g)	(195,002)
Net expenses	24,921
Net investment income (loss)	(11,064)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $1,907)	1,735,569
Foreign currency transactions	289,778
Net realized gain (loss)	2,025,347
Net change in unrealized appreciation (depreciation) on:
Investments	(1,889,778)
Translation of other assets and liabilities denominated in foreign currencies	(385,939)
Net change in unrealized appreciation (depreciation)	(2,275,717)
Net realized and unrealized gain (loss)	(250,370)
Net increase (decrease) in net assets resulting from operations	$(261,434)

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8 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
	CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Global Allocation Fund

	Six Months Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(11,064)	$246,318
Net realized gain (loss)	2,025,347	4,851,336
Net change in unrealized appreciation (depreciation)	(2,275,717)	(3,782,615)
Net increase (decrease) in net assets resulting from operations	(261,434)	1,315,039
Distributions to shareholders from:
Net investment income:
Class A	(310,726)	(576,960)
Class C	(40,766)	(92,968)
Class R	(54,617)	(56,316)
Advisor Class	(276,954)	(374,006)
Net realized gains:
Class A	(1,751,104)	(808,863)
Class C	(345,663)	(223,902)
Class R	(294,707)	(90,795)
Advisor Class	(1,465,407)	(460,142)
Total distributions to shareholders	(4,539,944)	(2,683,952)
Capital share transactions: (Note 2)
Class A	(5,544,503)	(5,806,665)
Class C	(1,837,078)	(1,529,032)
Class R	(1,828,913)	(24,254)
Advisor Class	(278,067)	(1,035,148)
Total capital share transactions	(9,488,561)	(8,395,099)
Net increase (decrease) in net assets	(14,289,939)	(9,764,012)
Net assets:
Beginning of period	34,038,243	43,802,255
End of period	$19,748,304	$34,038,243
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$(452,312)	$241,815

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franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 9

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Consolidated Financial Statements (unaudited)

Franklin Global Allocation Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Effective November 12, 2015, all Class R shares were liquidated. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Fund was closed to new investors effective April 20, 2015.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty buy or sell a foreign currency at a specific exchange rate on a future date.

d. Investments in GAF Holdings Corporation (GAF Subsidiary)

The Fund invested in certain financial instruments through its investment in the GAF subsidiary. The GAF subsidiary is a Cayman Islands exempted company with limited liability, was a wholly-owned subsidiary of the Fund, and was able to invest in certain financial instruments consistent with the investment objective of the Fund. On June 22, 2015, the Fund liquidated its position in the GAF Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the GAF Subsidiary for activity prior to the liquidation. All intercompany transactions and balances have been eliminated.

franklintempleton.com

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Semiannual Report 11

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund.

Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	10,066	$109,877	305,811	$3,357,984
Shares issued in reinvestment of distributions	116,403	1,066,253	94,598	942,193
Shares redeemed	(663,195)	(6,720,633)	(914,978)	(10,106,842)
Net increase (decrease)	(536,726)	$(5,544,503)	(514,569)	$(5,806,665)
Class C Shares:
Shares sold	601	$6,519	121,768	$1,336,304
Shares issued in reinvestment of distributions	40,711	374,132	31,741	315,826
Shares redeemed	(219,643)	(2,217,729)	(292,353)	(3,181,162)
Net increase (decrease)	(178,331)	$(1,837,078)	(138,844)	$(1,529,032)
Class R Shares:
Shares sold	—	$—	296	$3,220
Shares issued in reinvestment of distributions	40	365	188	1,871
Shares redeemed	(200,249)	(1,829,278)	(2,700)	(29,345)
Net increase (decrease)	(200,209)	$(1,828,913)	(2,216)	$(24,254)
Advisor Class Shares:
Shares sold	10,651	$97,354	42,180	$475,051
Shares issued in reinvestment of distributions	9,796	89,635	4,470	44,520
Shares redeemed	(50,049)	(465,056)	(137,468)	(1,554,719)
Net increase (decrease)	(29,602)	$(278,067)	(90,818)	$(1,035,148)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Limited (TGAL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund and the GAF Subsidiary pay an investment management fee to FASA based on the average daily net assets of the Fund and the GAF Subsidiary as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $1 billion
0.930%	Over $1 billion, up to and including $5 billion
0.910%	Over $5 billion, up to and including $10 billion
0.890%	Over $10 billion, up to and including $15 billion
0.870%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Management fees paid by the Fund are reduced on assets invested in the GAF Subsidiary, in an amount not to exceed the management fees paid by the GAF Subsidiary.

Under a subadvisory agreement, Advisers, Franklin Mutual, FT Institutional, FTIML, TAML, and TGAL affiliates of FASA, provide subadvisory services to the Fund. The subadvisory fee is paid by FASA based on the Fund’s average daily net assets, and is not an additional expense of the Fund or the GAF Subsidiary.

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and the GAF Subsidiary. The fee is paid by FASA based on Fund’s and the GAF Subsidiary’s average daily net assets, and is not an additional expense of the Fund or the GAF Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for class A shares until further notice and approval by the board.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$165
CDSC retained	$6,244

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $7,459, of which $1,215 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2014, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	21,176,248	4,712,326	(25,888,574)	—	$ —	$ —	$ —	—

g. Waiver and Expense Reimbursements

Effective July 1, 2015, in light of the ongoing liquidation of the Fund, FASA has contractually agreed to waive or assume as its own expense all expenses otherwise payable by the Fund so that the expenses (including distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.00% based on the average net assets of each class until the earlier of September 30, 2016 or the liquidation of the Fund. Prior to July 1, 2015, expenses were limited to 1.00%.

h. Other Affiliated Transactions

At November 30, 2015, Advisers owned 70.11% of the Fund’s outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

4. Expense Offset Arrangement

The Fund and the GAF Subsidiary have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$154,923

Unrealized appreciation	$—
Unrealized depreciation	(110,736)
Net unrealized appreciation (depreciation)	$(110,736)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2015, aggregated $10,440 and $12,426,433, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

For the period ended November 30, 2015, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts	Consolidated	Net Realized Gain		Consolidated	Appreciation
Not Accounted for as	Statements of	(Loss) for the		Statement of	(Depreciation)
Hedging Instruments	Operations Location	Period		Operations Location	for the Period
	Net realized gain (loss) from:			Net change in unrealized
appreciation (depreciation) on:
Translation of other assets and
liabilities denominated in
Foreign exchange contracts	Foreign currency transactions	$277,334	[a]	foreign currencies	$(389,232)[a]

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation
(depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

See Note 1(c) regarding derivative financial instruments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

9. Upcoming Liquidation

On April 14, 2015, the Board approved a proposal to liquidate the Fund. The Fund was scheduled to liquidate on June 30, 2015. On June 26, 2015, the Board approved a proposal to delay the termination and liquidation of the Fund due to delays in liquidating certain portfolio securities. As a result, the termination and liquidation of the Fund was postponed from June 30, 2015 to October 23, 2015.

On September 15, 2015, the termination and liquidation of the Fund was again delayed due to foreign regulatory restrictions that prohibit the Fund from selling one of its portfolio securities. During the week of January 11, 2016, foreign regulators lifted the restrictions and the Fund sold the remaining portfolio holding. As a result, the termination and liquidation of the Fund occurred on January 14, 2016.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Allocation Fund (continued)

11. Fair Value Measurements (continued)

At November 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Consolidated Statement of Investments.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure,other than those already disclosed in the financial statements.

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FRANKLIN GLOBAL ALLOCATION FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 26, 2016